Document and Entity Information	Aug. 22, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	GLADSTONE LAND Corp
Amendment Flag	false
Entity Central Index Key	0001495240
Document Type	8-K
Document Period End Date	Aug. 22, 2024
Entity Incorporation State Country Code	MD
Entity File Number	001-35795
Entity Tax Identification Number	54-1892552
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LAND
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series B Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDO
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series C Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDP
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% Series D Cumulative Term Preferred Stock, $0.001 par value per share
Trading Symbol	LANDM
Security Exchange Name	NASDAQ